SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2024
Share-based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION
15.	SHARE-BASED COMPENSATION
Certain restricted shares were approved by Melco be granted to the eligible management personnel of Melco in lieu of the bonus for their services performed during 2022 under a share incentive plan adopted by Melco in 2021 (the “Bonus Restricted Shares”). The Bonus Restricted Shares for 2022 were granted in April 2023. The Bonus Restricted Shares vested immediately on their grant dates and the respective grant date fair value was determined with reference to the closing price of Melco’s ADSs trading on the Nasdaq Global Select Market on the date of grant.
In accordance with the applicable accounting standards, the share-based compensation expenses related to the grant of Bonus Restricted Shares for 2022 to the eligible management personnel of Melco, to the extent of services received by the Company, of $361 were recognized for the year ended December 31, 2022 in the accompanying consolidated statements of operations with a corresponding increase in payables to affiliated companies as the amounts were charged to the Company by Melco and its subsidiaries under the Management and Shared Services Arrangements.